Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company for the fiscal years ended December 31, 2023, 2022 and 2021.

					Value of Initial
			Average Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment Based
	Compensation	Compensation	Table for Non-	Actually Paid	on Company	Net
	Table Total	Actually paid	PEO Named	to Non-PEO Named	Total Shareholder	Income (Loss)
Year	per PEO (1)	to PEO (1)	Executive Officers (1)	Executive Officers (1)	Return	in 000's
2023	$1,216,040	$1,332,023	$521,165	$553,000	$34.93	$7,649
2022	$779,715	$974,452	$352,586	$385,164	$22.57	$(9,730)
2021	$765,688	$(341,408)	$349,653	$(83,304)	$23.71	$2,847

1.

Our CEO, Eric B. Blashford served as our principal executive officer (PEO) for each year reported. The Other NEO’s represent the following individuals for each of the years shown: Daniel E. Schueller for 2023, 2022 and 2021, Wayne W. Hanna for 2021, Jason L. Bonfigt for 2021 and Thomas A. Ciccone for 2023 and 2022.

PEO Total Compensation Amount	$ 1,216,040	$ 779,715	$ 765,688
PEO Actually Paid Compensation Amount	$ 1,332,023	974,452	(341,408)
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid (CAP) is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the executives’ “total compensation” as reported in the Summary Compensation Table (SCT):

			Minus	Plus	Plus (Minus)	Plus (Minus)	Plus (Minus)	Equals
						Change in Fair
				Fair Value at Fiscal	Change in Fair	Value as of Vesting
				Year-End of	Value of	Date of Stock
		Summary	Grant Date Fair	Outstanding and	Outstanding and	Awards Granted in
		Compensation	Value of Stock	Unvested Stock	Unvested Stock	Prior Years that	Value as of Prior Year-End
		Table (SCT)	Awards Granted in	Awards Granted In	Awards Granted In	Vested During	For Awards Forfeited
		Total	Fiscal Year	Fiscal Year	Prior Fiscal Years	Fiscal Year	During the Year	CAP
	Year	$	$	$	$	$	$	$
PEO	2023	$1,216,040	$323,137	$218,049	$119,782	$162,564	$(61,275)	$1,332,023
	2022	$779,715	$235,079	$237,735	$158,214	$33,867		$974,452
	2021	$765,688	$299,997	$117,011	$(671,381)	$(252,730)		$(341,408)
Average Non-	2023	$521,165	$110,638	$74,657	$31,896	$46,377	$(10,458)	$553,000
PEO NEOs	2022	$352,586	$61,936	$62,636	$26,526	$5,352		$385,164
	2021	$349,653	$101,467	$21,700	$(315,193)	$(37,997)		$(83,304)

Non-PEO NEO Average Total Compensation Amount	$ 521,165	352,586	349,653
Non-PEO NEO Average Compensation Actually Paid Amount	553,000	385,164	(83,304)
Total Shareholder Return Amount	34.93	22.57	23.71
Net Income (Loss)	7,649,000	(9,730,000)	2,847,000
PEO Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,137	235,079	299,997
PEO Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,049	237,735	117,011
PEO Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,782	158,214	(671,381)
PEO Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,564	33,867	(252,730)
PEO Value As Of Prior Year-End For Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,275)
NEO Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,638	61,936	101,467
NEO Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,657	62,636	21,700
NEO Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,896	26,526	(315,193)
NEO Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,377	$ 5,352	$ (37,997)
NEO Value As Of Prior Year-End For Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,458)